Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
Note 29: Subsequent events

On February 14, 2022, the Board of Directors declared an interim dividend of $0.44 per common share to be paid on March 14, 2022 to shareholders of record on February 28, 2022.
On February 14, 2022, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.0 million common shares through to February 28, 2023.